Subsequent Event (Details) (TRANSITCENTER, INC. [Member], Subsequent Event [Member], Sale Of Assets [Member], USD $)	1 Months Ended	6 Months Ended
	Feb. 01, 2012	Jun. 30, 2012
TRANSITCENTER, INC. [Member] | Subsequent Event [Member] | Sale Of Assets [Member]
Subsequent Event (Textual) [Abstract]
Estimated financial effect of the event, resulting in cash and cash equivalents amount, held in escrow and subject to meeting certain revenue thresholds	$ 60,000,000
Employee related costs		1,000,000
Direct transaction costs included in prepaid expenses and other assets		642,000
Net gain		32,000,000
Total cash consideration		37,000,000
Payment of acquisition amount		$ 200,000
Subsequent event term of contract		5 years
Transaction start date		Nov. 16, 2011
Transaction closing date		Feb. 01, 2012